Equity (Change in Pension Liability Adjustments) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Equity
Net gain (loss) arising during period, before tax	¥ (127,367)	¥ 193,129
Prior service cost arising during period, before tax	79	56
Amortization of net actuarial loss (gain)	24,492	45,693
Amortization of transition obligation	184	141
Amortization of prior service cost	(26,811)	(26,889)
Other	4,332	(2,812)
Change of pension liability adjustments during the year, before tax	(125,091)	209,318
Income tax expense related to pension liability adjustments	49,557	(79,525)
Change of pension liability adjustments during the year, net of tax	¥ (75,534)	¥ 129,793	¥ (252,987)